EQUITY (Details 2) - BRL (R$) R$ / shares in Units, R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Gross amount paid	R$ 11,283,288	R$ 11,310,804
Withholding Income Tax (IRRF) (15%)	1,692,493	1,696,621
Net amount paid	R$ 9,590,795	R$ 9,614,183
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Per share (gross)	R$ 1.012961	R$ 1.012306
Preference shares [member]
IfrsStatementLineItems [Line Items]
Per share (gross)	R$ 1.114257	R$ 1.113538
Monthly Interest On Shareholders Equity Paid [Member]
IfrsStatementLineItems [Line Items]
Gross amount paid	R$ 2,307,588	R$ 2,312,804
Withholding Income Tax (IRRF) (15%)	346,138	346,921
Net amount paid	R$ 1,961,450	R$ 1,965,883
Monthly Interest On Shareholders Equity Paid [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Per share (gross)	R$ 0.206998	R$ 0.206998
Monthly Interest On Shareholders Equity Paid [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Per share (gross)	R$ 0.227698	R$ 0.227698
Intermediary Interest On Equity Paid [Member]
IfrsStatementLineItems [Line Items]
Gross amount paid		R$ 4,000,000
Withholding Income Tax (IRRF) (15%)		600,000
Net amount paid		R$ 3,400,000
Intermediary Interest On Equity Paid [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Per share (gross)		R$ 0.357994
Intermediary Interest On Equity Paid [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Per share (gross)		R$ 0.393794
Supplementary Interest On Shareholders Equity Paid [Member]
IfrsStatementLineItems [Line Items]
Gross amount paid		R$ 4,998,000
Withholding Income Tax (IRRF) (15%)		749,700
Net amount paid		R$ 4,248,300
Supplementary Interest On Shareholders Equity Paid [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Per share (gross)		R$ 0.447314
Supplementary Interest On Shareholders Equity Paid [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Per share (gross)		R$ 0.492046
Intermediary Interest Paid On Equity [Member]
IfrsStatementLineItems [Line Items]
Gross amount paid	R$ 4,000,000
Withholding Income Tax (IRRF) (15%)	600,000
Net amount paid	R$ 3,400,000
Intermediary Interest Paid On Equity [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Per share (gross)	R$ 0.359141
Intermediary Interest Paid On Equity [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Per share (gross)	R$ 0.395055
Intermediary Interest On Shareholders Provisioned Equity [Member]
IfrsStatementLineItems [Line Items]
Gross amount paid	R$ 2,000,000
Withholding Income Tax (IRRF) (15%)	300,000
Net amount paid	R$ 1,700,000
Intermediary Interest On Shareholders Provisioned Equity [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Per share (gross)	R$ 0.179571
Intermediary Interest On Shareholders Provisioned Equity [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Per share (gross)	R$ 0.197528
Supplementary Interest On Equity Provisioned [Member]
IfrsStatementLineItems [Line Items]
Gross amount paid	R$ 2,975,700
Withholding Income Tax (IRRF) (15%)	446,355
Net amount paid	R$ 2,529,345
Supplementary Interest On Equity Provisioned [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Per share (gross)	R$ 0.267251
Supplementary Interest On Equity Provisioned [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Per share (gross)	R$ 0.293976